As filed with the U.S. Securities and Exchange Commission on January 22, 2007

Registration Nos. 333 – 137572

811 – 07545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒
AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO.	☒

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

(Exact Name of Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

(Name of Depositor)

Prudential Plaza

751 Broad Street

Newark, New Jersey 07102-37777

(973) 802-7333

(Address and telephone number of Depositor)

Michael J. Scharpf

Vice President and Corporate Counsel

The Prudential Insurance Company of America

290 West Mount Pleasant Avenue

Livingston, New Jersey 07039-2729

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate space):

☒	immediately upon filing pursuant to paragraph (b).

☐	on pursuant to paragraph (b) of rule 485.

☐	60 days after filing pursuant to paragraph (a)(1).

☐	on pursuant to paragraph (a)(1).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 of The Prudential Variable Contract Account GI-2 (Reg. Nos. 333-137572 and 811-07545) (the “Registration Statement”) is not intended to amend the prospectus or the statement of additional information, both dated December 31, 2006, included in Pre-Effective Amendment No. 1 to the Registration Statement. This Post-Effective Amendment No. 1 to the Registration Statement is being filed solely for the purpose of filing as exhibits updated Powers of Attorney.

2

PART C: OTHER INFORMATION

Item 26. Exhibits

Exhibit (a)	Resolutions of the Board of Directors of The Prudential Insurance Company of America.

	i.	Resolution establishing The Prudential Variable Contract Account GI-2. (Note 1)

	ii.	Amendment to the Resolution proposing investment in unaffiliated mutual funds for the Prudential Variable Contract Account GI-2. (Note 2)

Exhibit (b)	Custodian Agreements. Not Applicable

Exhibit (c)	Underwriting Contracts.

	i.	Form of Distribution Agreement between Pruco Securities, LLC and The Prudential Insurance Company of America. (Note 7)

	ii.	Form of Agreement between Pruco Securities, LLC and the independent brokers with respect to the Sale of the Group Contracts. (Note 7)

Exhibit (d)	Contracts.

	i.	Group Contract. (Note 7)

	ii.	Certificate of Coverage. (Note 7)

	iii.	Assignment Certificate. (Note 7)

Exhibit (e)	Applications.

	i.	Application Form for Group Contract. (Note 7)

Exhibit (f)	Depositor’s Certificate of Incorporation and By-Laws.

	i.	Charter of The Prudential Insurance Company of America, as amended July 19, 2004. (Note 5)

	ii.	By-laws of The Prudential Insurance Company of America, as amended September 10, 2002. (Note 4)

Exhibit (g)	Reinsurance Contracts. Not Applicable

Exhibit (h)	Participation Agreements.

	i.	Form of Participation Agreement: Participation Agreement between PICA and The Prudential Series Fund. (Note 6)

Exhibit (i)	Administrative Contracts. Not Applicable

Exhibit (j)	Other Material Contracts. Not Applicable

Exhibit (k)	Legal Opinion.

	i.	Opinion and Consent of Michael J. Scharpf, Esq. as to the legality of the securities being registered. (Note 7)

Exhibit (l)	Actuarial Opinion. Not Applicable

Exhibit (m)	Calculation. Not Applicable

Exhibit (n)	Other Opinions.

	i.	Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 7)

Exhibit (o)	Omitted Financial Statements. Not Applicable

Exhibit (p)	Initial Capital Agreements. Not Applicable

Exhibit (q)	Redeemability Exemption.

	i.	Not applicable; disclosure provided in prospectus and statement of additional information.

Exhibit (r)	Powers of Attorney. (Note 8)

F. Becker, G. Bethune, W. Caperton III, G. Casellas, J. Cullen, W. Gray, III, J. Hanson, C. Horner, K. Krapek, C. Poon, A. Ryan, J. Unruh, R. Carbone, P. Sayre

(Note 1)	Incorporated by reference to Registrant’s Form S-6, Registration No. 333-01031, filed February 16, 1996.
(Note 2)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement, Registration No. 333-01031, filed January 27, 1997.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement, Registration No. 333-01031, filed May 14, 1997.
(Note 4)	Incorporated by reference to Post–Effective Amendment No. 29 to Form N-6, Registration No. 33-20000, filed April 21, 2006 on behalf of The Prudential Variable Appreciable Account.
(Note 5)	Incorporated by reference to Post-Effective Amendment No. 18 to Form S-1, Registration No. 33-20083-01, filed April 14, 2005 on behalf of The Prudential Variable Contract Real Property Account.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 51 to Form N-1A, Registration No. 2-80896, filed April 28, 2005 on behalf of The Prudential Series Fund.
(Note 7)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-6, Registration No. 333-137572, filed December 21, 2006.
(Note 8)	Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 19th day of January, 2007.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

(Registrant)

By: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

(Depositor)

By:	/s/ Rosanne J. Baruh
Rosanne J. Baruh
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE

/s/*
ARTHUR F. RYAN CHAIRMAN OF THE BOARD, PRESIDENT AND CHIEF OPERATING OFFICER

/s/*
RICHARD J. CARBONE SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

/s/*
PETER B. SAYRE SENIOR VICE PRESIDENT AND CORPORATE CONTROLLER

/s/*
FREDERIC K. BECKER DIRECTOR

/s/*
GORDON M. BETHUNE DIRECTOR

/s/*
W. GASTON CAPERTON, III DIRECTOR

/s/*
GILBERT F. CASELLAS DIRECTOR

/s/*
JAMES G. CULLEN DIRECTOR

/s/*
WILLIAM H. GRAY, III DIRECTOR

/s/*
JON F. HANSON DIRECTOR

/s/*
CONSTANCE J. HORNER DIRECTOR

/s/*
KARL J. KRAPEK DIRECTOR

/s/*
CHRISTINE A. POON
DIRECTOR

/s/*
JAMES A. UNRUH DIRECTOR

*By:	/s/ THOMAS C. CASTANO
THOMAS C. CASTANO
Attorney-in-fact
January 19, 2007

EXHIBIT INDEX

Item 26
(r)	Powers of Attorney: F. Becker, G. Bethune, R. Carbone, W. Caperton III, G. Casellas, J. Cullen, W. Gray, III, J. Hanson, C. Horner, K. Krapek, C. Poon, A. Ryan, P. Sayre, J. Unruh